INVESTMENTS (Details 5) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments [Line Items]
Trading	S/ 4,020,811	S/ 4,012,184
Available for sale	24,204,125	18,527,912
Held to maturity	4,323,165	5,016,804
Overdue 90 days [Member]
Disclosure of Investments [Line Items]
Trading	1,476,174	341,995
Available for sale	4,987,080	1,260,163
Held to maturity	334,791	17,655
From 3 months to 1 year
Disclosure of Investments [Line Items]
Trading	1,096,855	1,723,578
Available for sale	3,785,935	2,835,467
Held to maturity	68,690	807,319
From 1 to 3 years [Member]
Disclosure of Investments [Line Items]
Trading	516,919	1,166,274
Available for sale	2,407,141	2,930,790
Held to maturity	1,625,856	956,812
From 3 to 5 years [Member]
Disclosure of Investments [Line Items]
Trading	180,739	329,590
Available for sale	1,516,653	1,361,623
Held to maturity	110,746	1,082,244
Over 5 years
Disclosure of Investments [Line Items]
Trading	574,293	324,417
Available for sale	9,327,327	7,519,715
Held to maturity	2,183,082	2,152,774
Without maturity [Member]
Disclosure of Investments [Line Items]
Trading	175,831	126,330
Available for sale	2,179,989	2,620,154
Held to maturity	S/ 0	S/ 0